Financial instruments - Foreign currency risk sensitivity (Details) - Foreign currency risk - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	£ 6,290	£ 27,236
Effect on profit before tax, unfavorable	(6,290)	(27,236)
Equity, favorable	6,051	27,489
Equity, unfavorable	(6,051)	(27,489)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax, favorable	165	195
Effect on profit before tax, unfavorable	(165)	(195)
Equity, favorable	4,631	5,908
Equity, unfavorable	£ (4,631)	£ (5,908)